Reserve Quantity Information (Detail)	12 Months Ended
	Dec. 31, 2013 MMcf	Dec. 31, 2012 MMcf	Dec. 31, 2011 MMcf
Supplemental Oil And Gas Reserve Information [Line Items]
Beginning of year	304,272	232,996	12,230
Extensions and discoveries	100,626	176,956	223,538
Revision of previous estimates	757	(96,911)	620
Production	(22,995)	(8,769)	(3,392)
End of year	382,660	304,272	232,996
Proved developed reserves, ending balance	144,310	61,225	25,397
Proved undeveloped reserves, ending balance	238,350	243,047	207,599
Marcellus Joint Venture
Supplemental Oil And Gas Reserve Information [Line Items]
Beginning of year	128,118	58,103
Extensions and discoveries	19,812	98,119	58,800
Revision of previous estimates	(26,803)	(23,808)
Production	(11,443)	(4,296)	(697)
End of year	109,684	128,118	58,103
Proved developed reserves, ending balance	52,370	35,013	14,474
Proved undeveloped reserves, ending balance	57,314	93,105	43,629